Commitments and Contingencies - Additional Information 3 (Details)			8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jan. 19, 2021 USD ($)	Dec. 31, 2022 kWh Day	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
IPO | Underwriting Agreement | ADIT EDTECH ACQUISITION CORP [Member]
Commitments And Contingencies [Line Items]
Gross proceeds from issuance of initial public offering		$ 5,520,000
Deferred fee on gross proceeds of IPO percentage		3.50%
Underwriting discount paid in cash on gross proceeds of IPO percentage		2.00%
Deferred underwriting fees		$ 9,660,000
Evaluation Agreement [Member] | Hephaestus Capital Group [Member]
Commitments And Contingencies [Line Items]
Term of agreement	6 months
Evaluation Agreement [Member] | Low Time Preference Two Fund LLC [Member]
Commitments And Contingencies [Line Items]
Term of agreement	6 months
Ava Data [Member] | Lenoir Cities Utilities Board [Member] | Power To Be Procured [Member]
Commitments And Contingencies [Line Items]
Notice Period For Termination Of The Contract | Day			90
Ava Data [Member] | Lenoir Cities Utilities Board [Member] | Power To Be Procured [Member] | For The First Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | kWh			5,001
Long term purchase commitement period			5 years
Electricity Charges Associated With The Mining Services [Member] | Block Chain Access UK Limited | Mining Service Agreement
Commitments And Contingencies [Line Items]
Recovery of direct costs				$ 4,892,000	$ 1,480,000	$ 6,768,000
Monthly Operating Expenses [Member] | Block Chain Access UK Limited | Mining Service Agreement
Commitments And Contingencies [Line Items]
Recovery of direct costs				$ 499,000	$ 622,000	$ 792,000